Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments
Schedule of financial instruments, measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2014 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Time deposits-short term	18,496,574	18,496,574	—
Time deposits-long term	673,000	673,000	—
Held-to-maturity securities-fixed rate investments	350,528	—	350,528
Other short-term investments	1,708,024	—	1,708,024

Total	21,228,126	19,169,574	2,058,552

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2015 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Time deposits-short term	14,593,291	14,593,291	—
Time deposits-long term	1,110,000	1,110,000	—
Available-for-sale securities	1,136,073	1,136,073	—
Held-to-maturity securities-fixed rate investments	153,522	—	153,522
Other short-term investments	4,859,977	—	4,859,977

Total	21,852,863	16,839,364	5,013,499